Regulatory matters - Regulatory Assets and Liabilities (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 245,315	CAD 247,272
Less current regulatory assets	(32,213)	(61,645)
Non-current regulatory assets	213,102	185,627
Total regulatory liabilities	175,347	121,756
Less current regulatory liabilities	(44,167)	(20,590)
Non-current regulatory liabilities	131,180	101,166
Cost of removal
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	107,988	78,013
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	24,984	23,427
Commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	32,423	10,389
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	9,952	9,927
Environmental remediation
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	116,747	102,735
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	69,537	63,512
Commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	7,643	41,502
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	6,535	4,161
Rate adjustment mechanism
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	14,804	6,207
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 30,049	CAD 29,155